Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (6,648)	$ (967)	¥ 6,545	¥ 613
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net gain on dissolution of subsidiaries (note 5)	(1,301)	(189)	(6,460)
Net realized loss on marketable securities	1,787	260	229	1,258
Unrealized (gain) loss on marketable securities still held at the balance sheet date	8,368	1,217	2,264	(2,424)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(68)	(10)
Accrued liabilities	149	21	131	118
Net cash (used in) provided by operating activities	2,287	332	2,709	(435)
Cash flows provided by from investing activities:
Repayment from an unrelated party			417	145
Advances from an unrelated party	650	95
Decrease in due from related parties				183
Purchases of marketable securities				(6,933)
Proceeds from marketable securities	2,820	410	7,273	16,079
Increase (decrease) in payables to securities brokers	(2,640)	(384)	781	683
Net cash provided by investing activities	830	121	8,471	10,157
Effect of exchange rate change	25,470	3,704	(37,080)	34,423
Net increase (decrease) in cash and cash equivalents	28,587	4,157	(25,900)	44,145
Cash and cash equivalents, beginning of year	473,954	68,934	499,854	455,709
Cash and cash equivalents, end of year	502,541	73,091	473,954	499,854
Supplemental schedule of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	¥ 830	$ 121	¥ 778	¥ 682